Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 9,431	$ 8,728	$ 5,753
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	4,209	3,127	3,021
Amortization of intangibles	1,850	1,353	1,520
Stock-based compensation	679	510	534
Deferred taxes	(1,527)	853	(931)
Net (gain)/loss on asset sales and other	(1,096)	123	14
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	502	1,006	1,297
Retirement related	301	1,368	1,014
Inventory	67	(127)	18
Other assets/other liabilities	858	(1,819)	4,437
Accounts payable	(503)	126	47
Net cash provided by operating activities	14,770	15,247	16,724
Cash flows from investing activities
Payments for property, plant and equipment	(2,286)	(3,395)	(3,229)
Proceeds from disposition of property, plant and equipment	537	248	460
Investment in software	(621)	(569)	(544)
Purchases of marketable securities and other investments	(3,693)	(7,041)	(4,949)
Proceeds from disposition of marketable securities and other investments	3,961	6,487	3,910
Non-operating finance receivables - net	6,720	(503)	(2,028)
Acquisition of businesses, net of cash acquired	(32,630)	(139)	(496)
Divestiture of businesses, net of cash transferred	1,076		(205)
Net cash provided by/(used in) investing activities	(26,936)	(4,913)	(7,081)
Cash flows from financing activities
Proceeds from new debt	31,825	6,891	9,643
Payments to settle debt	(12,944)	(8,533)	(6,816)
Short-term borrowings/(repayments) less than 90 days - net	(2,597)	1,341	620
Common stock repurchases	(1,361)	(4,443)	(4,340)
Common stock repurchases for tax withholdings	(272)	(171)	(193)
Financing - other	99	111	175
Cash dividends paid	(5,707)	(5,666)	(5,506)
Net cash provided by/(used in) financing activities	9,042	(10,469)	(6,418)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(167)	(495)	937
Net change in cash, cash equivalents and restricted cash	(3,290)	(630)	4,161
Cash, cash equivalents and restricted cash at beginning of period	11,604	12,234	8,073
Cash, cash equivalents and restricted cash at end of period	8,314	11,604	12,234
Supplemental data
Income taxes paid - net of refunds received	2,091	1,745	1,597
Interest paid on debt	$ 1,685	$ 1,423	$ 1,208